UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08558
Investment Company Act File Number

Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

May 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Multi-Cap Growth Portfolio	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 87.8%

Security	Shares	Value
Biotechnology — 2.0%
Amylin Pharmaceuticals, Inc.(1)(2)	111,000	$1,833,720
Genzyme Corp.(1)(2)	29,091	1,415,277

		$3,248,997

Building Products — 3.1%
Armstrong World Industries, Inc.(1)(2)	11,300	$423,637
Lennox International, Inc.(2)	18,640	834,140
Owens Corning, Inc.(1)(2)	109,872	3,662,034

		$4,919,811

Chemicals — 1.8%
Albemarle Corp.(2)	20,700	$891,342
Celanese Corp., Class A(2)	48,450	1,389,062
STR Holdings, Inc.(1)	29,920	634,603

		$2,915,007

Commercial Banks — 3.2%
TCF Financial Corp.(2)	50,000	$807,000
Wells Fargo & Co.	151,460	4,345,387

		$5,152,387

Commercial Services & Supplies — 2.2%
Copart, Inc.(1)(2)	55,240	$1,983,116
Grand Canyon Education, Inc.(1)(2)	62,000	1,522,720

		$3,505,836

Communications Equipment — 1.1%
Acme Packet, Inc.(1)(2)	34,000	$996,540
Brocade Communications Systems, Inc.(1)	146,000	795,700

		$1,792,240

Computers & Peripherals — 3.6%
Apple, Inc.(1)(2)	22,400	$5,760,384

		$5,760,384

Construction & Engineering — 0.5%
Shaw Group, Inc. (The)(1)(2)	24,413	$832,727

		$832,727

Consumer Finance — 2.0%
American Express Co.	80,177	$3,196,657

		$3,196,657

Diversified Consumer Services — 2.1%
Coinstar, Inc.(1)(2)	63,500	$3,407,410

		$3,407,410

Diversified Financial Services — 1.6%
Bank of America Corp.	46,000	$724,040
CIT Group, Inc.(1)	50,000	1,839,500

		$2,563,540

Electrical Equipment — 1.2%
Harbin Electric, Inc.(1)(2)	93,000	$1,845,120

		$1,845,120

Food Products — 4.0%
Flowers Foods, Inc.(2)	63,000	$1,556,730
Green Mountain Coffee Roasters, Inc.(1)(2)	33,100	782,815

Security	Shares	Value
H.J. Heinz Co.(2)	72,000	$3,180,960
Lancaster Colony Corp.(2)	15,150	828,099

		$6,348,604

Health Care Equipment & Supplies — 2.1%
Masimo Corp.(2)	59,568	$1,318,836
NuVasive, Inc.(1)(2)	17,000	667,590
Talecris Biotherapeutics Holdings Corp.(1)(2)	88,000	1,459,040

		$3,445,466

Health Care Providers & Services — 1.5%
Lincare Holdings, Inc.(1)(2)	40,000	$1,872,800
Quest Diagnostics, Inc.	9,040	476,860

		$2,349,660

Hotels, Restaurants & Leisure — 2.2%
Bally Technologies, Inc.(1)(2)	43,743	$1,859,077
Jack in the Box, Inc.(1)(2)	74,000	1,660,560

		$3,519,637

Household Durables — 5.3%
Tempur-Pedic International, Inc.(1)(2)	132,900	$4,412,280
Whirlpool Corp.(2)	39,196	4,093,630

		$8,505,910

Household Products — 0.9%
Church & Dwight Co., Inc.(2)	21,030	$1,383,984

		$1,383,984

Insurance — 0.3%
Fairfax Financial Holdings, Ltd.	1,182	$450,106

		$450,106

Internet Software & Services — 3.1%
Monster Worldwide, Inc.(1)(2)	112,500	$1,663,875
VeriSign, Inc.(1)(2)	120,000	3,349,200

		$5,013,075

IT Services — 4.7%
Alliance Data Systems Corp.(1)(2)	55,710	$3,936,468
Amadeus IT Holding SA, Class A(1)	25,157	381,571
MasterCard, Inc., Class A(2)	15,630	3,153,665

		$7,471,704

Machinery — 0.2%
PACCAR, Inc.(2)	8,680	$355,880

		$355,880

Media — 5.6%
DIRECTV, Class A(1)(2)	133,881	$5,045,975
Liberty Capital, Class A(1)(2)	22,000	925,320
McGraw-Hill Cos., Inc. (The)(2)	109,210	3,036,038

		$9,007,333

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	23,350	$1,635,668

		$1,635,668

Multiline Retail — 1.5%
Big Lots, Inc.(1)	68,741	$2,428,620

		$2,428,620

Oil, Gas & Consumable Fuels — 6.2%
Alpha Natural Resources, Inc.(1)(2)	50,249	$1,928,054
Forest Oil Corp.(1)(2)	74,500	1,984,680

Security	Shares	Value
Newfield Exploration Co.(1)	19,560	$1,018,294
Nexen, Inc.	147,000	3,206,070
Rosetta Resources, Inc.(1)(2)	37,400	820,182
Whiting Petroleum Corp.(1)(2)	11,000	920,810

		$9,878,090

Pharmaceuticals — 1.2%
Biovail Corp.	29,687	$445,602
Warner Chilcott PLC, Class A(1)(2)	67,000	1,549,040

		$1,994,642

Road & Rail — 0.6%
Kansas City Southern(1)(2)	25,000	$954,250

		$954,250

Semiconductors & Semiconductor Equipment — 3.5%
Alpha & Omega Semiconductor, Ltd.(1)(2)	54,397	$809,971
Atheros Communications, Inc.(1)(2)	21,990	747,660
Cirrus Logic, Inc.(1)(2)	69,000	980,835
Cypress Semiconductor Corp.(1)(2)	207,000	2,357,730
Tessera Technologies, Inc.(1)(2)	41,465	720,662

		$5,616,858

Software — 1.5%
Activision Blizzard, Inc.	150,000	$1,612,500
Concur Technologies, Inc.(1)	19,000	803,700

		$2,416,200

Specialty Retail — 2.4%
Abercrombie & Fitch Co., Class A(2)	10,600	$379,798
Advance Auto Parts, Inc.(2)	44,786	2,318,123
Limited Brands, Inc.(2)	48,000	1,193,280

		$3,891,201

Textiles, Apparel & Luxury Goods — 6.0%
Gildan Activewear, Inc.(1)(2)	184,350	$5,331,402
Hanesbrands, Inc.(1)(2)	156,236	4,262,118

		$9,593,520

Trading Companies & Distributors — 1.0%
WESCO International, Inc.(1)(2)	43,000	$1,608,200

		$1,608,200

Wireless Telecommunication Services — 8.6%
Crown Castle International Corp.(1)(2)	109,400	$4,051,082
Leap Wireless International, Inc.(1)(2)	56,000	914,480
NII Holdings, Inc.(1)(2)	137,933	5,030,417
Rogers Communications, Inc., Class B(2)	110,840	3,771,885

		$13,767,864

Total Common Stocks (identified cost $111,323,594)		$140,776,588

Investment Funds — 0.0%

Security	Shares	Value
Capital Markets — 0.0%
iShares Russell 2000 Index Fund(2)	100	$6,625
SPDR S&P 500 ETF Trust(2)	100	10,944

Total Investment Funds (identified cost $13,076)		$17,569

Short-Term Investments — 43.9%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.23%(3)(4)	$46,342	$46,342,289
Eaton Vance Cash Reserves Fund, LLC, 0.24%(3)	23,991	23,991,001

Total Short-Term Investments (identified cost $70,333,290)		$70,333,290

Total Investments — 131.7% (identified cost $181,669,960)		$211,127,447

Other Assets, Less Liabilities — (31.7)%		$(50,877,692)

Net Assets — 100.0%		$160,249,755

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at May 31, 2010.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended May 31, 2010 were $73,835, $5,480 and $0, respectively.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At May 31, 2010, the Portfolio loaned securities having a market value of $44,939,586 and received $46,342,289 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at May 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$187,402,897

Gross unrealized appreciation	$27,253,138
Gross unrealized depreciation	(3,528,588)

Net unrealized appreciation	$23,724,550

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$41,876,352	$—		$—	$41,876,352
Consumer Staples	7,732,588	—		—	7,732,588
Energy	9,878,090	—		—	9,878,090
Financials	11,362,690	—		—	11,362,690
Health Care	11,038,765	—		—	11,038,765
Industrials	12,499,104	—		—	12,499,104
Information Technology	27,688,890	381,571		—	28,070,461
Materials	4,550,674	—		—	4,550,674
Telecommunication Services	13,767,864	—		—	13,767,864

Total Common Stocks	$140,395,017	$381,571	*	$—	$140,776,588

Investment Funds	$17,569	$—		$—	$17,569
Short-Term Investments	—	70,333,290		—	70,333,290

Total Investments	$140,412,586	$70,714,861		$—	$211,127,447

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	July 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	July 26, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	July 26, 2010